Investments (details) - Net Investment Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net investment income
Gross investment income	$ 2,753	$ 2,925	$ 2,910
Investment expenses	37	36	31
Net investment income	2,716	2,889	2,879
Fixed maturities [Member]
Net investment income
Gross investment income	2,310	2,439	2,543
Equity securities [Member]
Net investment income
Gross investment income	31	28	29
Short-term securities [Member]
Net investment income
Gross investment income	11	10	12
Real estate [Member]
Net investment income
Gross investment income	37	34	34
Other investments [Member]
Net investment income
Gross investment income	$ 364	$ 414	$ 292